North Carolina Facility (Details Narrative) (10K) - USD ($)	Aug. 08, 2016	Jul. 20, 2016	Dec. 31, 2016	Jan. 28, 2015
North Carolina Facility
Annual rental fee first year				$ 58,271
Annual rental fee second year				66,750
Option, purchase price				775,000
North Carolina transaction, description	165 Bitmain transaction verification servers leased from CSC were stolen.	The recent reduction in the block reward from 25 bitcoins to 12.5 bitcoins, often referred to as the halving, coupled with the facilities cooling system failing, has resulted in DM being unable to meet certain of its financial commitments.
Security deposit				$ 10,000
Prepaid expenses of fixed minimum lease payment			$ 85,000